Segment Information - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary information by segment
Number of principal business segments | segment	3
Net revenues	$ 1,583,884	$ 1,030,936	$ 880,669
- Advertising	1,311,866	871,187	743,229
- Non-advertising	272,018	159,749	137,440
Costs of revenues	$ 414,137	$ 354,696	$ 335,380
Gross margin (as a percent)	74.00%	66.00%	62.00%
Operating expenses:
Sales and marketing	$ 408,856	$ 247,068	$ 230,428
Product development	267,392	216,228	209,771
General and administrative	104,923	99,474	92,868
Goodwill and acquired intangibles impairment		40,194
Total operating expenses	781,171	602,964	533,067
Income from operations	388,576	73,276	12,222
Interest and other income, net	42,696	26,213	22,392
Change in fair value of option liability		(28,456)
Income (loss) from equity method investments, net	(16,070)	(11,766)	218
Realized gain on long-term investments	132,007	289,693	19,790
Investment related impairment	(122,970)	(44,433)	(8,479)
Income before income tax expense	424,239	304,527	46,143
Income tax expense	(74,676)	(27,219)	(10,420)
Net income	349,563	277,308	35,723
Operating segments | Portal advertising & Others
Summary information by segment
Net revenues	443,008	379,021	402,778
- Advertising	320,473	304,090	340,814
- Non-advertising	122,535	74,931	61,964
Costs of revenues	$ 187,011	$ 183,751	$ 193,420
Gross margin (as a percent)	58.00%	52.00%	52.00%
Operating expenses:
Sales and marketing	$ 138,368	$ 102,384	$ 104,369
Product development	73,999	62,140	66,327
General and administrative	62,608	58,256	63,943
Goodwill and acquired intangibles impairment		40,194
Total operating expenses	274,975	262,974	234,639
Income from operations	(18,978)	(67,704)	(25,281)
Interest and other income, net	29,436	17,456	16,048
Change in fair value of option liability		(28,456)
Income (loss) from equity method investments, net	(17,100)	(11,636)	224
Realized gain on long-term investments	131,993	289,159	18,846
Investment related impairment	(118,223)	(4,272)	(474)
Income before income tax expense	7,128	194,547	9,363
Income tax expense	(7,930)	(22,903)	(7,829)
Net income	(802)	171,644	1,534
Operating segments | Portal advertising
Summary information by segment
Net revenues	320,473	304,090	340,814
- Advertising	320,473	304,090	340,814
Costs of revenues	$ 121,278	$ 136,196	$ 157,862
Gross margin (as a percent)	62.00%	55.00%	54.00%
Operating segments | Others
Summary information by segment
Net revenues	$ 122,535	$ 74,931	$ 61,964
- Non-advertising	122,535	74,931	61,964
Costs of revenues	$ 65,733	$ 47,555	$ 35,558
Gross margin (as a percent)	46.00%	37.00%	43.00%
Operating segments | Weibo
Summary information by segment
Net revenues	$ 1,150,054	$ 655,800	$ 477,891
- Advertising	996,745	570,982	402,415
- Non-advertising	153,309	84,818	75,476
Costs of revenues	$ 231,255	$ 171,231	$ 141,960
Gross margin (as a percent)	80.00%	74.00%	70.00%
Operating expenses:
Sales and marketing	$ 275,537	$ 148,283	$ 126,059
Product development	193,393	154,088	143,444
General and administrative	42,315	41,218	28,925
Total operating expenses	511,245	343,589	298,428
Income from operations	407,554	140,980	37,503
Interest and other income, net	13,260	8,757	6,344
Income (loss) from equity method investments, net	1,030	(130)	(6)
Realized gain on long-term investments	14	534	944
Investment related impairment	(4,747)	(40,161)	(8,005)
Income before income tax expense	417,111	109,980	36,780
Income tax expense	(66,746)	(4,316)	(2,591)
Net income	350,365	105,664	$ 34,189
Eliminations
Summary information by segment
Net revenues	(9,178)	(3,885)
- Advertising	(5,352)	(3,885)
- Non-advertising	(3,826)
Costs of revenues	(4,129)	(286)
Operating expenses:
Sales and marketing	(5,049)	(3,599)
Total operating expenses	$ (5,049)	$ (3,599)